SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of General And Administrative Expenses
Legal and professional fees	$ 7,936,318	$ 6,778,458	$ 313,190
Depreciation	239,261	115,744	151,059
(Reversal of) Provision for credit loss	2,315,017	696,639	(22,522)
Office expenses	84,082	35,928	23,836
Others	121,338	106,878	80,689
Staff cost	611,790	692,455	504,763
Insurance	51,552	75,471	47,557
Transportation	448,916	344,376	237,822
Total	$ 11,808,274	$ 8,845,949	$ 1,336,394